Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 435,244	$ 503,959
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,986	4,809
Changes in assets and liabilities:
Other assets	27,103	(12,591)
Incentive management fee payable to General Partners	11,159	(15,973)
Property management fees payable	1,391	(1,118)
Customer deposits and other liabilities	(38,438)	(25,967)
Net cash provided by operating activities	453,445	453,119
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(19,275)	(25,959)
Net cash used in investing activities	(19,275)	(25,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(454,052)	(642,435)
Net cash used in financing activities	(454,052)	(642,435)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(19,882)	(215,275)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	367,302	624,860
CASH AND CASH EQUIVALENTS AT END OF PERIOD	347,420	409,585
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	151,515	212,121